UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 143.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.8%
AVIO S.p.A.
Term Loan, 3.87%, Maturing December 14, 2017	EUR	600	$750,907
Term Loan, Maturing June 14, 2017(2)		711	691,081
Term Loan, Maturing December 14, 2017(2)		762	740,759
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		925	928,951
DAE Aviation Holdings, Inc.
Term Loan, 5.45%, Maturing July 31, 2014		1,403	1,402,575
Term Loan, 5.45%, Maturing July 31, 2014		1,474	1,473,748
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		1,586	1,592,431
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		1,839	1,581,963
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		794	792,456
Term Loan, 6.25%, Maturing December 3, 2014		274	274,993
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,631	1,619,396
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		920	926,242
Term Loan, 4.00%, Maturing February 14, 2017		2,658	2,674,478
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		432	433,237
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		925	918,417

			$16,801,634

Air Transport — 0.5%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		931	$874,790
Orbitz Worldwide Inc.
Term Loan, 3.23%, Maturing July 25, 2014		1,947	1,872,418

			$2,747,208

Automotive — 7.1%
Allison Transmission, Inc.
Term Loan, 2.74%, Maturing August 7, 2014		1,738	$1,738,357
Term Loan, 4.25%, Maturing August 23, 2019		1,875	1,873,594
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		471	463,187
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		8,848	9,014,539
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		2,075	2,081,366
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		3,544	3,388,946
Term Loan, 2.18%, Maturing December 28, 2015		2,200	2,103,730

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	7,450	$7,440,688
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	1,799	1,810,344
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	2,373	2,383,858
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018	1,359	1,365,063
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	500	510,000
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	2,160	2,171,456
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	1,137	1,139,982
Veyance Technologies, Inc.
Term Loan, 2.49%, Maturing July 31, 2014	363	354,741
Term Loan, 2.49%, Maturing July 31, 2014	2,533	2,476,685
Term Loan, 5.50%, Maturing July 31, 2014	374	372,192
Term Loan - Second Lien, 5.98%, Maturing July 31, 2015	1,350	1,274,906

		$41,963,634

Building and Development — 1.5%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	1,015	$1,014,621
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(3)	268	251,954
Term Loan, 6.50%, Maturing August 6, 2015	2,457	2,370,913
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	1,908	1,918,703
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	796	760,180
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,919	1,919,113
Realogy Corporation
Term Loan, 3.25%, Maturing October 10, 2013	116	112,329
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	549	552,569

		$8,900,382

Business Equipment and Services — 13.7%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	547	$548,276
Acosta, Inc.
Term Loan, 5.75%, Maturing March 1, 2018	748	751,554
Term Loan, 5.75%, Maturing March 1, 2018	3,381	3,399,375
Acxiom Corporation
Term Loan, 3.43%, Maturing March 15, 2015	733	737,096
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	2,591	2,594,918
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 16, 2015	5,140	4,379,662
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	642	643,480
Altegrity, Inc.
Term Loan, 2.99%, Maturing February 21, 2015	707	659,602
Term Loan, 7.75%, Maturing February 20, 2015	776	776,122

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	697	$697,000
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014	682	667,565
Term Loan, 3.68%, Maturing February 7, 2014	823	809,837
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,594	1,601,750
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	1,246	1,254,856
ClientLogic Corporation
Term Loan, 7.21%, Maturing January 30, 2017	1,790	1,651,313
Corporate Executive Board Company (The)
Term Loan, 5.00%, Maturing July 2, 2019	575	577,156
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	679	678,575
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	2,319	2,156,396
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018	2,175	2,177,719
Term Loan - Second Lien, 11.00%, Maturing October 22, 2018	325	328,250
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	2,145	2,154,454
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	698	707,851
Genpact International, Inc.
Term Loan, Maturing August 30, 2019(2)	1,800	1,804,500
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	1,638	1,608,966
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	1,417	1,421,534
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	3,214	3,226,121
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017	1,132	1,136,596
Term Loan, 6.25%, Maturing December 28, 2017	920	926,703
Term Loan - Second Lien, 10.46%, Maturing June 11, 2018	1,000	1,010,000
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	2,318	2,303,330
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	833	830,419
Mitchell International, Inc.
Term Loan, 2.50%, Maturing March 28, 2014	919	910,945
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015	1,000	983,750
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018	948	956,509
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	4,802	4,829,507
Sabre, Inc.
Term Loan, 2.23%, Maturing September 30, 2014	4,588	4,558,649
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	765	767,704
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018	1,000	997,500
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	714	717,696

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 26, 2016		7,114	$7,125,003
Term Loan, 3.99%, Maturing February 28, 2017		1,557	1,559,039
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		941	930,507
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		3,217	3,248,002
Travelport LLC
Term Loan, 4.96%, Maturing August 21, 2015		584	540,332
Term Loan, 4.96%, Maturing August 21, 2015		679	627,883
Term Loan, 4.96%, Maturing August 21, 2015		2,262	2,093,355
Term Loan, 5.06%, Maturing August 21, 2015	EUR	741	844,293
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		134	134,474
Term Loan, 6.00%, Maturing July 28, 2017		685	687,060
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		743	746,110
Term Loan, 5.50%, Maturing July 15, 2016		2,115	2,122,729
Term Loan, 5.75%, Maturing June 29, 2018		1,300	1,305,339

			$80,907,362

Cable and Satellite Television — 6.6%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		1,475	$1,483,604
Term Loan - Second Lien, 9.75%, Maturing October 4, 2019		850	890,375
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,404	1,409,766
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		448	448,590
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		4,938	4,934,978
Charter Communications Operating, LLC
Term Loan, 3.49%, Maturing September 6, 2016		762	762,152
Term Loan, 4.00%, Maturing May 15, 2019		299	299,671
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,750	1,758,433
CSC Holdings, Inc.
Term Loan, 1.98%, Maturing March 29, 2016		3,711	3,707,405
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		1,200	1,201,219
Lavena Holdings 4 GMBH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	369	429,886
Term Loan, 3.32%, Maturing March 4, 2016	EUR	369	429,886
Term Loan, 7.70%, Maturing March 6, 2017(4)	EUR	459	433,767
Term Loan - Second Lien, 4.45%, Maturing September 2, 2016	EUR	565	604,742
MCC Iowa LLC
Term Loan, 1.94%, Maturing January 30, 2015		3,743	3,648,998
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,642	1,629,189
Mediacom Illinois, LLC
Term Loan, 1.69%, Maturing January 30, 2015		3,873	3,750,090
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		907	898,380
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.81%, Maturing July 1, 2016	EUR	1,781	2,197,672

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
UPC Broadband Holding B.V.
Term Loan, 3.90%, Maturing December 31, 2016	EUR	2,614	$3,275,649
Term Loan, 4.15%, Maturing December 29, 2017	EUR	1,732	2,173,291
UPC Financing Partnership
Term Loan, 3.75%, Maturing December 30, 2016		429	425,695
Term Loan, 3.75%, Maturing December 29, 2017		1,410	1,404,738
Term Loan, 4.75%, Maturing December 29, 2017		425	427,125
WaveDivision Holdings LLC
Term Loan, Maturing August 23, 2019(2)		350	351,422

			$38,976,723

Chemicals and Plastics — 4.9%
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		1,295	$1,309,624
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		800	800,000
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		592	593,201
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		571	574,968
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		825	833,640
Huntsman International, LLC
Term Loan, 2.54%, Maturing June 30, 2016		846	843,564
Term Loan, 2.84%, Maturing April 19, 2017		1,547	1,538,966
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		3,865	3,875,780
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015		723	682,508
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		1,441	1,358,179
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		1,850	1,806,678
Term Loan, 4.25%, Maturing May 5, 2015		475	458,375
Term Loan, 4.25%, Maturing May 5, 2015		838	818,614
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		112	112,780
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		983	990,483
Schoeller Arca Systems Holding B.V.
Term Loan, 5.17%, Maturing November 16, 2015	EUR	72	63,623
Term Loan, 5.17%, Maturing November 16, 2015	EUR	206	181,401
Term Loan, 5.17%, Maturing November 16, 2015	EUR	222	195,205
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		636	639,086
Styron S.A.R.L., LLC
Term Loan, 8.00%, Maturing August 2, 2017		3,682	3,447,641
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019		424	426,057
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		568	567,029
Term Loan, 4.25%, Maturing February 8, 2018		2,082	2,080,842
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		4,728	4,710,480

			$28,908,724

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Clothing/Textiles — 0.5%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	975	$983,938
Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016	617	619,317
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018	545	545,861
Wolverine Worldwide, Inc.
Term Loan, Maturing July 31, 2019(2)	600	607,118

		$2,756,234

Conglomerates — 2.6%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	189	$189,722
Term Loan, 7.75%, Maturing September 22, 2014	248	244,431
Term Loan, 8.25%, Maturing September 22, 2014	76	76,220
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	3,657	3,684,964
RGIS Services, LLC
Term Loan, 4.71%, Maturing October 18, 2016	2,639	2,580,110
Term Loan, 5.50%, Maturing October 18, 2017	1,571	1,565,171
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	1,493	1,496,231
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	746,250
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	2,286	2,298,287
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	2,387	2,357,643

		$15,239,029

Containers and Glass Products — 2.3%
Berry Plastics Holding Corporation
Term Loan, 2.23%, Maturing April 3, 2015	1,837	$1,821,367
BWAY Corporation
Term Loan, 4.25%, Maturing February 23, 2018	160	160,527
Term Loan, 4.25%, Maturing February 23, 2018	1,588	1,592,829
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015	790	805,324
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	550	552,063
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	3,955	3,989,728
Term Loan, 6.50%, Maturing August 9, 2018	3,117	3,164,390
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018	711	716,643
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	700	702,625

		$13,505,496

Cosmetics/Toiletries — 0.8%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	3,375	$3,391,159
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.24%, Maturing November 28, 2014	1,075	738,794
Prestige Brands, Inc.
Term Loan, 5.27%, Maturing January 31, 2019	471	475,710

		$4,605,663

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Drugs — 1.3%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		499	$498,750
Term Loan, 5.50%, Maturing February 10, 2017		2,098	2,103,345
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018		486	488,449
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		374	374,585
Term Loan, 4.25%, Maturing March 15, 2018		823	821,163
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		625	623,668
Term Loan, 4.25%, Maturing March 15, 2018		1,646	1,642,327
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		1,132	1,129,099

			$7,681,386

Ecological Services and Equipment — 0.0%(5)
Viking Consortium Borrower Limited
Term Loan - Second Lien, 7.31%, Maturing March 31, 2016(4)(6)	GBP	523	$269,990

			$269,990

Electronics/Electrical — 10.3%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		1,953	$1,924,164
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		2,595	2,536,731
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,500	3,523,187
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		518	522,071
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018		2,271	2,276,914
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		1,895	1,894,848
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		1,714	1,662,229
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,921	2,925,611
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016		433	433,335
Term Loan, 5.50%, Maturing May 31, 2016		1,204	1,204,238
FCI International
Term Loan, 3.72%, Maturing November 1, 2013		137	135,365
Term Loan, 3.72%, Maturing November 1, 2013		137	135,365
Term Loan, 3.72%, Maturing November 1, 2013		143	140,606
Term Loan, 3.72%, Maturing November 1, 2013		143	140,606
Freescale Semiconductor, Inc.
Term Loan, 4.50%, Maturing December 1, 2016		4,485	4,313,074
Lawson Software Inc.
Term Loan, 6.25%, Maturing April 5, 2018		5,661	5,734,669
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018		1,575	1,568,109
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018		1,696	1,704,669
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		1,067	1,077,607

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,537	$2,534,450
Term Loan, 5.50%, Maturing March 3, 2017	1,166	1,181,251
Term Loan, 5.25%, Maturing March 19, 2019	1,820	1,831,815
Open Solutions, Inc.
Term Loan, 2.58%, Maturing January 23, 2014	2,823	2,705,753
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	898	865,757
SafeNet Inc.
Term Loan, 2.73%, Maturing April 12, 2014	1,812	1,783,666
Semtech Corp.
Term Loan, 4.25%, Maturing March 20, 2017	449	450,278
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	3,935	3,947,197
Serena Software, Inc.
Term Loan, 4.24%, Maturing March 10, 2016	991	973,875
Term Loan, 5.00%, Maturing March 10, 2016	375	378,281
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	1,125	1,128,516
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	298	301,100
Term Loan, 6.50%, Maturing May 26, 2017	978	988,520
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	1,571	1,587,166
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	521	525,416
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	154	153,861
Term Loan, 5.00%, Maturing June 7, 2019	1,484	1,491,038
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	324	324,757
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	1,103	1,108,723
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	2,832	2,836,721

		$60,951,539

Equipment Leasing — 1.2%
BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	1,935	$1,937,894
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,425	1,440,141
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,800	3,842,750

		$7,220,785

Financial Intermediaries — 5.4%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing July 19, 2016	925	$930,758
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	1,414	1,420,819
CB Richard Ellis Services, Inc.
Term Loan, 3.48%, Maturing March 5, 2018	764	762,760
Term Loan, 3.74%, Maturing September 4, 2019	721	719,933
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	1,856	1,858,570

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014	148	$145,984
Term Loan, 2.99%, Maturing September 24, 2014	711	703,267
Term Loan, 2.99%, Maturing September 24, 2014	1,715	1,695,884
Term Loan, 4.24%, Maturing March 23, 2018	1,636	1,549,741
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,336	1,314,219
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	815	814,687
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	1,093	1,096,068
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	1,034	1,040,894
LPL Holdings, Inc.
Term Loan, 2.73%, Maturing March 29, 2017	889	871,715
Term Loan, 4.00%, Maturing March 29, 2019	3,441	3,447,112
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	718	721,339
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	842	849,140
Nuveen Investments, Inc.
Term Loan, 5.95%, Maturing May 12, 2017	2,616	2,628,554
Term Loan, 5.95%, Maturing May 13, 2017	1,811	1,821,154
Term Loan, 7.25%, Maturing May 13, 2017	1,600	1,610,000
Oz Management LP
Term Loan, 1.73%, Maturing November 15, 2016	1,496	1,303,329
RJO Holdings Corp.
Term Loan, 6.24%, Maturing December 10, 2015(6)	15	12,487
Term Loan, 6.99%, Maturing December 10, 2015(6)	483	368,457
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	3,904	3,906,051
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	524	524,015

		$32,116,937

Food Products — 4.9%
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018	735	$715,201
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019	1,300	1,287,000
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018	1,200	1,195,500
Dean Foods Company
Term Loan, 1.62%, Maturing April 2, 2014	1,641	1,631,634
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	4,724	4,672,912
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	1,091	1,094,772
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 5, 2018	1,325	1,326,656
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	721	723,178
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	1,114	1,102,613
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	763	765,122

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		3,909	$3,930,556
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,864	2,884,743
Pinnacle Foods Finance LLC
Term Loan, 2.75%, Maturing April 2, 2014		103	103,236
Term Loan, 4.75%, Maturing October 17, 2018		324	323,944
Term Loan, Maturing October 17, 2018(2)		5,575	5,561,063
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		1,953	1,959,069

			$29,277,199

Food Service — 6.4%
Aramark Corporation
Term Loan, 3.48%, Maturing July 26, 2016		5,298	$5,297,663
Term Loan, 3.50%, Maturing July 26, 2016		194	193,581
Term Loan, 3.50%, Maturing July 26, 2016		348	348,401
Term Loan, 3.64%, Maturing July 26, 2016		2,401	2,400,171
Term Loan, 4.27%, Maturing July 26, 2016	GBP	1,188	1,856,503
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		500	490,000
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		5,783	5,813,114
DineEquity, Inc.
Term Loan, 4.41%, Maturing October 19, 2017		1,424	1,435,661
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		3,413	3,385,406
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		1,471	1,489,014
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		748	759,347
OSI Restaurant Partners, LLC
Revolving Loan, 2.51%, Maturing June 14, 2013		588	585,180
Term Loan, 2.56%, Maturing June 14, 2014		6,296	6,270,550
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		475	480,344
Sagittarius Restaurants, LLC
Term Loan, 7.50%, Maturing May 18, 2015		447	446,628
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		772	755,120
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		2,194	2,124,513
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		1,471	1,455,986
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		2,200	2,215,314

			$37,802,496

Food/Drug Retailers — 4.0%
Alliance Boots Holdings Limited
Term Loan, 3.09%, Maturing July 9, 2015	EUR	1,000	$1,212,205
Term Loan, 3.52%, Maturing July 9, 2015	GBP	3,000	4,510,818
Fairway Group Acquisition Company
Term Loan, 8.25%, Maturing August 17, 2018		500	498,542
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		5,788	5,788,947

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019	500	$503,125
Rite Aid Corporation
Term Loan, 1.99%, Maturing June 4, 2014	8,337	8,253,205
Term Loan, 4.50%, Maturing March 2, 2018	2,399	2,377,674
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018	650	647,563

		$23,792,079

Health Care — 17.2%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017	524	$523,906
Term Loan, 4.75%, Maturing June 30, 2017	647	646,750
Term Loan, 4.75%, Maturing June 30, 2017	2,630	2,630,125
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016	1,227	1,149,930
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015	1,969	1,983,478
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017	748	751,944
Term Loan, 8.50%, Maturing April 4, 2017	748	751,944
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015	5,253	5,250,546
BSN Medical Acquisition Holding GMBH
Term Loan, 6.00%, Maturing July 27, 2019	650	654,334
Catalent Pharma Solutions Inc.
Term Loan, 4.23%, Maturing September 15, 2016	2,327	2,328,955
Term Loan, 5.25%, Maturing September 15, 2017	1,270	1,278,005
CDRL MS, Inc.
Term Loan, 6.75%, Maturing October 3, 2016	783	785,499
Community Health Systems, Inc.
Term Loan, 3.92%, Maturing January 25, 2017	6,791	6,810,843
ConMed Corporation
Term Loan, 1.74%, Maturing April 12, 2013	191	189,420
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016	970	973,159
CRC Health Corporation
Term Loan, 4.96%, Maturing November 16, 2015	1,999	1,879,287
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	3,349	3,359,047
Term Loan, Maturing September 2, 2019(2)	3,500	3,493,000
DJO Finance LLC
Term Loan, 5.23%, Maturing November 1, 2016	1,032	1,031,598
Term Loan, 6.25%, Maturing September 15, 2017	873	875,213
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	2,981	2,868,981
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	923	926,148
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	2,132	2,136,672
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	3,292	3,308,534
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016	737	739,764

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
HCA, Inc.
Term Loan, 3.71%, Maturing March 31, 2017		6,452	$6,377,977
Term Loan, 3.48%, Maturing May 1, 2018		2,690	2,655,792
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		1,667	1,674,176
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019		2,100	2,117,062
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,876	1,864,523
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		2,115	1,983,073
Term Loan, 6.75%, Maturing May 15, 2018		1,312	1,228,673
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		2,054	2,013,165
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		4,552	4,610,652
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		625	632,812
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		828	832,729
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		933	896,138
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		4,359	4,351,617
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017		648	645,133
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019		1,000	992,500
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017		1,703	1,667,196
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		2,189	2,219,554
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018		350	349,563
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		1,197	1,192,947
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		3,366	3,338,651
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		650	651,625
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	245	298,124
Thomson Reuters (Healthcare) Inc.
Term Loan, 6.75%, Maturing June 6, 2019		1,600	1,607,000
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,658	1,632,133
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,327	2,332,794
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019		1,000	1,004,750
Term Loan, 4.75%, Maturing February 13, 2019		1,097	1,102,736
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		2,260	2,268,377
VWR Funding, Inc.
Term Loan, 2.73%, Maturing June 30, 2014		1,063	1,063,432

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 4.48%, Maturing April 3, 2017	1,063	$1,065,646

		$101,997,632

Home Furnishings — 0.6%
Hunter Fan Company
Term Loan, 2.74%, Maturing April 16, 2014	368	$349,912
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013	1,424	1,421,067
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014	2,050	2,044,875

		$3,815,854

Industrial Equipment — 2.6%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019	1,468	$1,476,183
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	550	550,000
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018	1,000	995,000
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016	983	967,763
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018	1,725	1,763,812
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017	925	926,156
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018	3,330	3,350,833
Kion Group GMBH
Term Loan, 3.50%, Maturing December 23, 2014(4)	1,039	1,023,390
Term Loan, 3.98%, Maturing December 23, 2015(4)	1,039	1,023,390
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	643	646,729
Tank Holding Corp.
Term Loan, 6.75%, Maturing July 9, 2019	1,122	1,123,934
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017	794	801,444
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018	647	655,402

		$15,304,036

Insurance — 5.4%
Alliant Holdings I, Inc.
Term Loan, 3.46%, Maturing August 21, 2014	3,580	$3,584,189
AmWINS Group, Inc.
Term Loan, 6.05%, Maturing June 6, 2019	1,125	1,127,109
Term Loan - Second Lien, 10.25%, Maturing December 6, 2019	3,700	3,692,293
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	648	646,754
Term Loan, 5.50%, Maturing December 8, 2016	1,496	1,495,813
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018	9,901	9,942,412
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	557	577,806
CCC Information Services, Inc.
Term Loan, 5.75%, Maturing November 11, 2015	1,551	1,556,582
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	970	978,132
Hub International Limited
Term Loan, 4.73%, Maturing June 13, 2017	2,305	2,309,015
Term Loan, 6.75%, Maturing December 13, 2017	608	612,284

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	$1,521,690
USI Holdings Corporation
Term Loan, 2.74%, Maturing May 5, 2014		3,288	3,279,577
Term Loan, Maturing May 5, 2014(2)		400	401,000

			$31,724,656

Leisure Goods/Activities/Movies — 6.9%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017		2,244	$2,266,258
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016		5,346	5,357,212
Term Loan, 4.75%, Maturing February 22, 2018		1,095	1,097,693
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		1,485	1,483,144
Bombardier Recreational Products, Inc.
Term Loan, 4.49%, Maturing June 28, 2016		2,983	2,989,379
Bright Horizons Family Solutions, Inc.
Term Loan, 4.24%, Maturing May 28, 2015		1,019	1,018,731
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		2,188	2,196,738
Cinemark USA, Inc.
Term Loan, 3.49%, Maturing April 29, 2016		3,844	3,858,413
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		2,699	2,714,193
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		978	978,722
Fender Musical Instruments Corporation
Term Loan, 2.49%, Maturing June 9, 2014		271	269,654
Term Loan, 2.49%, Maturing June 9, 2014		536	533,670
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,966	2,973,352
Regal Cinemas, Inc.
Term Loan, 3.28%, Maturing August 23, 2017		2,489	2,491,585
Revolution Studios Distribution Company, LLC
Term Loan, 3.99%, Maturing December 21, 2014(6)		825	668,363
Term Loan - Second Lien, 7.24%, Maturing June 21, 2015(6)		900	383,490
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		2,598	2,603,816
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		2,400	2,410,930
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		1,846	1,864,265
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		1,917	1,864,206
Term Loan, 7.50%, Maturing June 19, 2015		748	752,771

			$40,776,585

Lodging and Casinos — 2.6%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		499	$503,114
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		1,152	1,157,167
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		2,925	2,994,012
Term Loan, 5.49%, Maturing January 26, 2018		2,788	2,457,137

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gala Group LTD
Term Loan, 5.55%, Maturing May 30, 2018	GBP	2,850	$4,116,680
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		1,034	1,040,275
Las Vegas Sands LLC
Term Loan, 2.84%, Maturing November 23, 2016		335	331,265
Term Loan, 2.84%, Maturing November 23, 2016		1,141	1,125,110
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		1,297	933,889
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		648	648,578
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		349	351,743

			$15,658,970

Nonferrous Metals/Minerals — 2.0%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		2,675	$2,676,193
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		3,068	3,045,645
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		1,144	1,153,547
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		744	742,278
Term Loan, 4.00%, Maturing March 10, 2017		2,290	2,283,674
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016		2,146	2,151,770

			$12,053,107

Oil and Gas — 3.6%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		2,117	$2,158,875
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		214	217,042
Term Loan, 9.00%, Maturing June 23, 2017		2,818	2,880,894
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		1,218	1,236,587
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		2,925	2,894,378
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016		2,427	2,146,321
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		2,594	2,615,654
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		1,365	1,371,389
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		3,146	3,161,233
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		118	119,465
Term Loan, 6.50%, Maturing April 20, 2017		194	195,586
Term Loan, 6.50%, Maturing April 20, 2017		1,463	1,476,031
Tervita Corporation
Term Loan, 3.23%, Maturing November 14, 2014		497	489,780
Term Loan, 6.50%, Maturing October 17, 2014		597	601,229

			$21,564,464

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Publishing — 5.1%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017	3,420	$3,408,848
Aster Zweite Beteiligungs GMBH
Term Loan, 5.97%, Maturing December 31, 2014	93	88,195
Term Loan, 5.97%, Maturing December 31, 2014	1,665	1,573,528
Term Loan, 5.97%, Maturing December 31, 2014	1,683	1,590,166
Cengage Learning Acquisitions, Inc.
Term Loan, 2.49%, Maturing July 3, 2014	984	910,385
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014	640	203,471
Term Loan, 2.24%, Maturing August 28, 2014	1,502	477,374
Term Loan, 2.49%, Maturing August 28, 2014	738	234,774
Getty Images, Inc.
Term Loan, 3.98%, Maturing November 2, 2015	618	619,470
Term Loan, 5.25%, Maturing November 7, 2016	2,280	2,286,407
Instant Web, Inc.
Term Loan, 3.61%, Maturing August 7, 2014	183	144,919
Term Loan, 3.61%, Maturing August 7, 2014	1,760	1,390,205
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018	2,966	2,980,050
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	553	556,575
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	6,939	6,794,926
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014	292	284,977
Merrill Communications, LLC
Term Loan, 9.75%, Maturing December 24, 2012	2,613	2,515,958
Nelson Education Ltd.
Term Loan, 2.96%, Maturing July 3, 2014	462	388,253
Nielsen Finance LLC
Term Loan, 3.99%, Maturing May 2, 2016	1,948	1,952,772
SGS International, Inc.
Term Loan, 3.74%, Maturing September 30, 2013	484	484,023
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(4)(6)	729	437,418
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013	888	852,943

		$30,175,637

Radio and Television — 4.3%
Clear Channel Communications, Inc.
Term Loan, 3.88%, Maturing January 28, 2016	1,969	$1,533,890
Cumulus Media Holdings Inc.
Term Loan - Second Lien, Maturing September 16, 2019(2)	1,000	1,010,000
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	7,162	7,197,772
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018	589	593,438
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015	1,300	1,302,027
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014	702	701,183
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017	877	884,516

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		672	$677,502
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		583	584,312
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		912	913,964
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		990	985,050
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		820	824,056
Univision Communications Inc.
Term Loan, 4.48%, Maturing March 31, 2017		6,213	6,023,950
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		2,220	2,232,713

			$25,464,373

Rail Industries — 0.2%
RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		873	$873,358

			$873,358

Retailers (Except Food and Drug) — 4.5%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		1,570	$1,582,708
Evergreen Acqco 1 LP
Term Loan, 6.25%, Maturing July 9, 2019		750	759,375
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,346	1,346,106
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		1,125	1,129,781
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		1,802	1,800,411
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		1,939	1,932,995
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		1,852	1,865,608
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		900	895,500
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		4,200	4,208,917
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		2,362	2,369,070
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		1,991	1,996,284
Term Loan, 4.25%, Maturing August 7, 2019		675	677,953
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		2,944	2,946,546
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,507	1,460,667
Vivarte SA
Term Loan, 3.07%, Maturing March 9, 2015	EUR	29	29,367
Term Loan, 3.07%, Maturing March 9, 2015	EUR	62	64,208
Term Loan, 3.07%, Maturing March 9, 2015	EUR	347	356,879
Term Loan, 3.57%, Maturing March 8, 2016	EUR	18	18,914
Term Loan, 3.57%, Maturing March 8, 2016	EUR	71	73,168
Term Loan, 3.57%, Maturing March 8, 2016	EUR	440	452,943

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		725	$726,812

			$26,694,212

Steel — 0.6%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		765	$770,082
Patriot Coal Corporation
Term Loan, 9.25%, Maturing October 2, 2013		925	941,188
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		569	569,251
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		725	730,664
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		700	701,750

			$3,712,935

Surface Transport — 1.0%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		3,925	$3,909,191
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 21, 2017		2,041	2,053,951

			$5,963,142

Telecommunications — 6.2%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		2,044	$1,846,056
Cellular South, Inc.
Revolving Loan, 4.50%, Maturing July 27, 2017		941	940,500
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		2,090	2,090,925
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		11,628	11,702,568
Macquarie UK Broadcast Limited
Term Loan, 3.03%, Maturing December 1, 2014	GBP	828	1,214,964
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016		979	980,649
Term Loan, 4.00%, Maturing March 16, 2018		4,493	4,489,335
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		625	619,531
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		1,040	1,038,526
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		2,100	2,100,657
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		7,800	7,802,441
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017		741	741,551
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		1,050	1,052,625

			$36,620,328

Utilities — 3.5%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		2,888	$2,904,084
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		752	755,840

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	1,064	$1,067,354
Term Loan, 4.50%, Maturing April 2, 2018	3,135	3,149,901
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	571	593,209
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	1,042	1,094,811
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	835	822,339
LS Power Funding Corp.
Term Loan, 5.50%, Maturing June 28, 2019	1,275	1,282,969
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	4,925	4,941,479
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.77%, Maturing October 10, 2017	6,000	4,085,237

		$20,697,223

Total Senior Floating-Rate Interests (identified cost $849,512,225)		$847,521,012

Corporate Bonds & Notes — 9.6%

Security	Principal Amount* (000’s omitted)	Value
Automotive — 0.0%(5)
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(7)	135	$152,212
General Motors Financial Co., Inc., Sr. Notes
4.75%, 8/15/17(7)	75	75,601
Visteon Corp., Sr. Notes
6.75%, 4/15/19	30	30,638

		$258,451

Beverage and Tobacco — 0.0%(5)
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	70	$79,012
4.625%, 3/1/23	75	76,687
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(7)	55	50,738

		$206,437

Broadcast Radio and Television — 0.3%
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17	948	$1,021,470
Sirius XM Radio, Inc., Sr. Notes
5.25%, 8/15/22(7)	80	80,400
XM Satellite Radio Holdings, Inc., Sr. Notes
13.00%, 8/1/14(7)	480	534,600

		$1,636,470

Brokers, Dealers and Investment Houses — 0.0%(5)
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(7)	55	$57,200

		$57,200

Building and Development — 0.1%
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(4)(7)	140	$148,225
Nortek, Inc., Sr. Notes
10.00%, 12/1/18	90	99,000
8.50%, 4/15/21	25	26,687

		$273,912

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.0%(5)
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		280	$223,300

			$223,300

Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., Sr. Notes
5.25%, 9/30/22		200	$199,000
DISH DBS Corp., Sr. Notes
5.875%, 7/15/22(7)		95	96,187

			$295,187

Chemicals and Plastics — 1.2%
Ashland, Inc., Sr. Notes
4.75%, 8/15/22(7)		35	$35,263
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	2,030,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(7)(8)	EUR	1,000	1,276,667
8.375%, 2/15/19(7)		1,950	2,059,687
7.50%, 5/1/20(7)		900	922,500
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19		235	250,275
5.75%, 4/15/24		200	227,500
Tronox Finance, LLC, Sr. Notes
6.375%, 8/15/20(7)		115	116,581

			$6,918,473

Conglomerates — 0.0%(5)
Belden, Inc., Sr. Sub. Notes
5.50%, 9/1/22(7)		50	$50,375

			$50,375

Containers and Glass Products — 0.2%
Berry Plastics Corp., Sr. Notes
5.205%, 2/15/15(8)		1,000	$1,001,000

			$1,001,000

Cosmetics/Toiletries — 0.3%
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(7)		130	$138,125
Revlon Consumer Products Corp.
9.75%, 11/15/15		1,420	1,512,300

			$1,650,425

Ecological Services and Equipment — 0.0%(5)
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20(7)		50	$51,563

			$51,563

Electronics/Electrical — 0.0%(5)
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18		40	$41,800
6.875%, 1/15/20		40	43,400
Infor US, Inc., Sr. Notes
9.375%, 4/1/19(7)		65	70,688
Nuance Communications, Inc., Sr. Notes
5.375%, 8/15/20(7)		40	41,100

			$196,988

Security	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.3%
Aircastle, Ltd., Sr. Notes
6.75%, 4/15/17		55	$59,675
7.625%, 4/15/20		25	27,812
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		1,000	1,040,000
6.75%, 9/1/16(7)		400	448,000
7.125%, 9/1/18(7)		400	462,000

			$2,037,487

Financial Intermediaries — 1.4%
Ally Financial, Inc., Sr. Notes
2.667%, 12/1/14(8)		35	$34,419
4.625%, 6/26/15		1,000	1,026,935
CIT Group, Inc., Sr. Notes
4.25%, 8/15/17		75	76,153
First Data Corp., Sr. Notes
7.375%, 6/15/19(7)		1,000	1,037,500
6.75%, 11/1/20(7)		1,640	1,635,900
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15		2,250	2,818,125
8.00%, 12/15/16		260	311,469
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(7)	EUR	1,000	1,320,690

			$8,261,191

Food Products — 0.0%(5)
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22		105	$107,756

			$107,756

Food Service — 0.0%(5)
Ruby Tuesday, Inc., Sr. Notes
7.625%, 5/15/20(7)		135	$127,238

			$127,238

Health Care — 0.6%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		180	$186,525
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18		2,450	2,532,687
7.125%, 7/15/20		130	136,338
DaVita, Inc., Sr. Notes
5.75%, 8/15/22		225	235,125
Hologic, Inc., Sr. Notes
6.25%, 8/1/20(7)		265	281,894
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18(7)		50	51,125
United Surgical Partners International, Inc., Sr. Notes
9.00%, 4/1/20(7)		65	70,119
VWR Funding, Inc., Sr. Notes
7.25%, 9/15/17(7)		190	192,731

			$3,686,544

Home Furnishings — 0.2%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20(7)		835	$894,494

Security	Principal Amount* (000’s omitted)	Value
Mead Products, LLC/ACCO Brands Corp., Sr. Notes
6.75%, 4/30/20(7)	135	$143,437

		$1,037,931

Industrial Equipment — 0.2%
Terex Corp., Sr. Notes
10.875%, 6/1/16	920	$1,037,507

		$1,037,507

Insurance — 0.0%(5)
Alliant Holdings I, Inc., Sr. Notes
11.00%, 5/1/15(7)	50	$51,938
USI Holdings Corp., Sr. Notes
4.31%, 11/15/14(7)(8)	75	72,000

		$123,938

Leisure Goods/Activities/Movies — 0.2%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	85	$93,500
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(7)	835	872,575
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	105	108,937
6.875%, 12/1/13	40	42,300
7.25%, 6/15/16	25	27,688
7.25%, 3/15/18	50	55,000
Seven Seas Cruises, S de R.L., Sr. Notes
9.125%, 5/15/19	75	78,375

		$1,278,375

Lodging and Casinos — 1.0%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., Sr. Notes
8.375%, 2/15/18(7)	50	$51,313
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(7)(9)	535	199,288
Caesars Entertainment Operating Co., Inc., Sr. Notes
5.375%, 12/15/13	30	28,875
11.25%, 6/1/17	1,000	1,082,500
8.50%, 2/15/20(7)	2,375	2,348,281
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(7)	106	104,675
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(7)	105	93,975
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(7)	450	307,125
Peninsula Gaming, LLC, Sr. Notes
10.75%, 8/15/17	1,000	1,143,750
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(7)	345	310,500
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(6)(7)	199	115,258

		$5,785,540

Nonferrous Metals/Minerals — 0.1%
FMG Resources (August 2006) Pty, Ltd., Sr. Notes
7.00%, 11/1/15(7)	80	$79,000
Molycorp, Inc., Sr. Notes
10.00%, 6/1/20(7)	115	109,825
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(7)	45	47,588

Security	Principal Amount* (000’s omitted)	Value
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes
8.375%, 6/1/20(7)	55	$56,237

		$292,650

Oil and Gas — 0.3%
Concho Resources, Inc., Sr. Notes
5.50%, 4/1/23	85	$88,081
Continental Resources, Inc., Sr. Notes
5.00%, 9/15/22(7)	280	292,250
Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp., Sr. Notes
8.375%, 6/1/19(7)	50	49,000
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes
6.875%, 5/1/19(7)	190	204,012
9.375%, 5/1/20(7)	145	157,869
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes
7.75%, 9/1/22(7)	40	40,200
Halcon Resources Corp., Sr. Notes
9.75%, 7/15/20(7)	105	107,363
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22	40	43,200
MarkWest Energy Partners , LP/MarkWest Energy Finance Corp., Sr. Notes
5.50%, 2/15/23	50	51,250
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(7)	105	109,594
Newfield Exploration Co., Sr. Notes
5.625%, 7/1/24	130	141,212
Oasis Petroleum, Inc., Sr. Notes
6.875%, 1/15/23	140	143,850
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	135	145,800
SESI, LLC, Sr. Notes
6.875%, 6/1/14	33	33,000
SM Energy Co., Sr. Notes
6.50%, 1/1/23(7)	85	88,719

		$1,695,400

Publishing — 0.5%
Laureate Education, Inc., Sr. Notes
11.00%, 8/15/15(7)	1,280	$1,315,200
11.25%, 8/15/15(7)	1,349	1,388,148
9.25%, 9/1/19(7)	165	165,825
Laureate Education, Inc., Sr. Sub. Notes
12.75%, 8/15/17(7)	105	111,431

		$2,980,604

Rail Industries — 0.1%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	124	$126,170

Security	Principal Amount* (000’s omitted)	Value
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	$562,500

		$688,670

Retailers (Except Food and Drug) — 0.1%
Dollar General Corp., Sr. Notes
4.125%, 7/15/17	35	$36,575
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19(7)	40	43,500
J. Crew Group, Inc., Sr. Notes
8.125%, 3/1/19	100	105,125
Michaels Stores, Inc., Sr. Notes
7.75%, 11/1/18	95	101,650
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(7)	75	77,719
Penske Automotive Group, Inc., Sr. Sub. Notes
5.75%, 10/1/22(7)	25	25,625
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
5.75%, 6/1/22	185	200,031
ServiceMaster Company., Sr. Notes
7.00%, 8/15/20(7)	115	117,587
Toys “R” Us, Inc., Sr. Notes
7.375%, 9/1/16(7)	50	50,625

		$758,437

Telecommunications — 0.7%
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	840	$732,900
Digicel Group, Ltd., Sr. Notes
8.875%, 1/15/15(7)	830	844,525
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	1,000	1,076,250
Intelsat Jackson Holdings, Ltd., Sr. Notes
11.25%, 6/15/16	119	125,694
7.25%, 10/15/20(7)	110	119,075
SBA Telecommunications, Inc., Sr. Notes
5.75%, 7/15/20(7)	95	99,631
Sprint Nextel Corp., Sr. Notes
7.00%, 8/15/20	1,095	1,123,744

		$4,121,819

Utilities — 1.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)	5,100	$5,686,500
7.875%, 1/15/23(7)	3,825	4,341,375
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes
6.875%, 8/15/17(7)	35	35,919

Security	Principal Amount* (000’s omitted)	Value
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	20	$21,500

		$10,085,294

Total Corporate Bonds & Notes (identified cost $54,003,740)		$56,926,162

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.968%, 12/15/20(8)	$328	$293,695
Avalon Capital Ltd. 3, Series 1A, Class D, 2.381%, 2/24/19(7)(8)	589	491,705
Babson Ltd., Series 2005-1A, Class C1, 2.405%, 4/15/19(7)(8)	753	590,706
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.968%, 3/8/17(8)	985	886,571
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.205%, 7/17/19(8)	750	610,436
Comstock Funding Ltd., Series 2006-1A, Class D, 4.673%, 5/30/20(7)(8)	692	547,560

Total Asset-Backed Securities (identified cost $3,939,778)		$3,420,673

Common Stocks — 1.6%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(10)(11)	20,780	$664,960

		$664,960

Building and Development — 0.1%
Panolam Holdings Co.(6)(10)(12)	280	$456,428
United Subcontractors, Inc.(6)(10)(11)	569	23,139

		$479,567

Financial Intermediaries — 0.0%(5)
RTS Investor Corp.(6)(10)(11)	168	$16,079

		$16,079

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(6)(10)(11)	54,510	$495,496

		$495,496

Leisure Goods/Activities/Movies — 0.4%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	66,174	$2,131,630

		$2,131,630

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(10)	83	$4,233
Tropicana Entertainment, Inc.(10)(11)	37,016	499,716

		$503,949

Nonferrous Metals/Minerals — 0.0%(5)
Euramax International, Inc.(6)(10)(11)	701	$175,300

		$175,300

Oil and Gas — 0.0%(5)
SemGroup Corp.(10)	1,565	$55,620

		$55,620

Security	Shares	Value
Publishing — 0.7%
Ion Media Networks, Inc.(6)(10)(11)	4,429	$3,270,152
MediaNews Group, Inc.(6)(10)(11)	29,104	624,864
Source Interlink Companies, Inc.(6)(10)(11)	2,290	13,443

		$3,908,459

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(6)(10)(11)	251	$928,700

		$928,700

Total Common Stocks (identified cost $5,431,599)		$9,359,760

Warrants — 0.0%(5)

Security	Shares	Value
Oil and Gas — 0.0%(5)
SemGroup Corp., Expires 11/30/14(10)	1,647	$19,715

		$19,715

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(6)(10)(11)	1,609	$0

		$0

Radio and Television — 0.0%(5)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(6)(10)(11)	3	$11,100

		$11,100

Total Warrants (identified cost $5,172)		$30,815

Miscellaneous — 0.0%(5)

Security	Shares	Value
Oil and Gas — 0.0%(5)
SemGroup Corp., Escrow Certificate	605,000	$27,225

Total Miscellaneous (identified cost $0)		$27,225

Short-Term Investments — 3.3%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(13)	$17,458	$17,458,368
State Street Bank and Trust Euro Time Deposit, 0.01%, 9/4/12	2,358	2,357,878

Total Short-Term Investments (identified cost $19,816,246)		$19,816,246

Total Investments — 158.2% (identified cost $932,708,760)		$937,101,893

Less Unfunded Loan Commitments — (0.0)%(5)	$(268,036)

Net Investments — 158.2% (identified cost $932,440,724)	$936,833,857

Other Assets, Less Liabilities — (44.7)%	$(264,473,982)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.5)%	$(80,042,668)

Net Assets Applicable to Common Shares — 100.0%	$592,317,207

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after August 31, 2012, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	Amount is less than 0.05%.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2012, the aggregate value of these securities is $34,544,081 or 5.8% of the Trust’s net assets applicable to common shares.

(8)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2012.

(9)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2012 was $3,582.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$933,545,022

Gross unrealized appreciation	$17,580,782
Gross unrealized depreciation	(14,291,947)

Net unrealized appreciation	$3,288,835

Restricted Securities

At August 31, 2012, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$456,428

Total Restricted Securities			$153,860	$456,428

A summary of open financial instruments at August 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
9/28/12	British Pound Sterling 3,126,419	United States Dollar 4,862,113	Goldman Sachs International	$(101,743)
9/28/12	Euro 2,104,103	United States Dollar 2,623,869	HSBC Bank USA	(23,285)
10/31/12	British Pound Sterling 843,732	United States Dollar 1,326,537	HSBC Bank USA	(12,933)
10/31/12	Euro 4,717,231	United States Dollar 5,838,139	Deutsche Bank	(98,924)
11/30/12	British Pound Sterling 4,496,882	United States Dollar 7,116,001	JPMorgan Chase Bank	(22,601)
11/30/12	Euro 6,694,884	United States Dollar 8,397,895	Citibank NA	(31,488)

				$(290,974)

At August 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At August 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $290,974.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$845,112,771	$2,140,205	$847,252,976
Corporate Bonds & Notes	—	56,810,904	115,258	56,926,162
Asset-Backed Securities	—	3,420,673	—	3,420,673
Common Stocks	55,620	3,300,539	6,003,601	9,359,760
Warrants	—	19,715	11,100	30,815
Miscellaneous	—	27,225	—	27,225
Short-Term Investments	—	19,816,246	—	19,816,246
Total Investments	$55,620	$928,508,073	$8,270,164	$936,833,857

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(290,974)	$—	$(290,974)
Total	$—	$(290,974)	$—	$(290,974)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2012 is not presented.

At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012